CLAYMORE EXCHANGE-TRADED FUND TRUST


                   Claymore/Sabrient Defender ETF (the "Fund")


Effective November 3, 2008, the name of the Fund will change to Claymore/Sabrient Defensive Equity Index ETF.


                       Claymore Exchange-Traded Fund Trust
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference

September 8, 2008